Employees and directors, Average Monthly Number of People Employed (Details) - Employee	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Average number of employees [Abstract]
Sales and distribution	5,066	5,577	6,375
Research and development	5,091	5,226	4,952
General and administration	1,937	1,994	1,386
Average monthly number of people (including executive directors) employed by the Group	12,094	12,797	12,713
Continuing Operations [Member]
Average number of employees [Abstract]
Sales and distribution	5,066	5,413	5,860
Research and development	5,091	5,056	4,323
General and administration	1,937	1,991	1,378
Average monthly number of people (including executive directors) employed by the Group	12,094	12,460	11,561
Discontinued Operation [Member]
Average number of employees [Abstract]
Sales and distribution	0	164	515
Research and development	0	170	629
General and administration	0	3	8
Average monthly number of people (including executive directors) employed by the Group	0	337	1,152